Subsequent Event (Details) (Subsequent Event [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	Aug. 04, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend payable, per share	$ 0.02
Cash dividend payable	$ 338